Offerings - Offering: 1	Oct. 21, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 1,264,286,035.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 174,597.91
Offering Note	(1) Title of each class of securities to which transaction applies: PROS Holdings, Inc. common stock, par value $0.001 per share ("Common Stock"). (2) Aggregate number of securities to which transaction applies: As of October 17, 2025, the maximum number of shares of Common Stock to which this transaction applies is estimated to be 54,377,894 shares of Common Stock (including restricted stock units, market stock units and shares of Common Stock reserved for issuance pursuant to the PROS 2013 Employee Stock Purchase Plan (the "ESPP")). (3) Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 0-11: Solely for the purpose of calculating the filing fee, the underlying value of the transaction was calculated by multiplying 54,377,894 shares of Common Stock (including restricted stock units, market stock units and shares of Common Stock reserved for issuance under the ESPP) that are exchangeable for cash in the merger by the merger consideration of $23.25 per share to be paid with respect to each share of Common Stock outstanding immediately prior to the merger. (4) In accordance with Section 14(g) of the Securities Exchange Act of 1934, as amended, and Exchange Act Rule 0-11, the filing fee was determined by multiplying the sum calculated in in note (3) above by 0.00013810.